UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                The Cambiar Funds
                            Cambiar Opportunity Fund
                        Cambiar International Equity Fund
                                 P.O. Box 219009
                              Kansas City, MO 64121
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-8227

                     DATE OF FISCAL YEAR END: APRIL 30, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                            CAMBIAR OPPORTUNITY FUND
                        CAMBIAR INTERNATIONAL EQUITY FUND
                          Annual Report April 30, 2004
                         The Advisors' Inner Circle Fund


--------------------------------------------------------------------------------


                                         [Cambiar Logo Omitted]




                                                 MANAGER FOR ALL SEASONS




--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2004

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Statements of Net Assets .................................................    7

Statements of Operations .................................................   15

Statements of Changes in Net Assets ......................................   16

Financial Highlights .....................................................   18

Notes to Financial Statements ............................................   20

Report of Independent Registered Public Accounting Firm ..................   27

Trustees and Officers of The Advisors' Inner Circle Fund .................   28

Notice to Shareholders ...................................................   36

--------------------------------------------------------------------------------



A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge (i) by calling 866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
April 30, 2004

Dear Shareholders,

Following the significant appreciation in global equity markets in 2003, markets have been flat to slightly down in 2004. Although evidence is abundant as of this writing of improved economic conditions and business confidence globally, accompanied by major improvements in profitability for most cyclically sensitive companies, equity markets have been unable to sustain material gains thus far. Part of the challenge is that stock markets have come quite far quite fast from the depths probed in the winter of 2002-3, and some digestion of gains is necessary.

The Cambiar Funds have performed well in the current market. Through April 30th 2004, the Cambiar Opportunity Fund had appreciated by 36.9% in the preceding twelve months versus 22.7% for the S&P 500 Index. The Cambiar International Equity Fund appreciated by 52.0% in the same period versus 40.5% for the MSCI EAFE index. The high rates of return for the funds and the comparable indexes are largely due to the time period in question; the International Fund has benefited additionally from the strength of most major currencies versus the U.S. dollar (the International Fund does not generally hedge its currency exposure). As of April 30th 2003, the war in Iraq was still "live" and business confidence was very shaky; by contrast today the end is (hopefully) in sight in Iraq and business confidence is excellent. We were able to comfortably outperform our relevant benchmarks during the last twelve months.

Through the economic contraction of 2001 and through the various financial scandals of 2002, highly defensive names generally performed better than cyclically geared businesses and businesses that faced uncertainties of one form or another. Cambiar has a long history of looking at companies and industries that are either out of favor, or at least not "flavor-of-the-month" from the point of view of the broader market. This sort of focus has proven extremely effective in the last 12 months due to the major improvements in the economy and investor confidence, as the discount accorded to various uncertainties diminished sharply throughout 2003 and into this year. Year-to-date in 2004, the Opportunity Fund had returned 2.8% through April versus roughly flat performance of the S&P 500 (+0.1%); the International Equity Fund had returned 3.0% through April versus 2.2% for the MSCI EAFE index. All return figures cited above presume that dividends are reinvested.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
CURRENT OUTLOOK

From our standpoint, markets reached a significant juncture by early March. The market is coming to grips with the notion that major employment gains and rapid GDP growth, in both the U.S. and in new sources of global growth such as China are incompatible with interest rates remaining at current low levels. It appears incontrovertible to us that interest rates will rise over the next 12-18 months, and maybe for a longer period of time. This is not necessarily a bad thing. In relation to estimated 2004 real and nominal GDP growth rates in the U.S. of 5% and 7% respectively, a 1% short-term interest rate cannot be justified and is economically distortive. Most market participants are, at least in principle, conscious of this. A material raise in interest rates, from an "accommodative" posture adopted by the Fed for essentially the last 32 months to a "neutral" position would signal that the economy no longer needs artificial stimulation, and that it has moved past the shocks caused by the popping of the technology bubble in 2000-2002, the September 11th terrorist attacks, and a lull in business capital spending.

The big "if" in this assessment is not so much the notion that interest rates will align more closely with a normative cost of capital, but that the market will remain confident that this process can be orchestrated smoothly. If rates can be ratcheted up gradually and without too much disruption to, for example, the housing and consumer credit markets, then financial markets probably can be negotiated profitably. Corporate earnings will need to grow into the multiples that stocks currently enjoy. There is ample precedent for the current financial landscape -- 1994 -- when virtually the identical set of circumstances prevailed. The Fed did successfully move to a monetarily neutral posture from a long period of accommodation post Iraq War I. But there are no guarantees that such will be the case this time around. And markets hate uncertainty. The Fed is starting this process much further away from a "neutral" posture than was the case in 1994, with an arguably more opaque global political landscape prevailing. However, the tremendous deflationary pressures in big sectors like manufacturing, distribution, and the information economy have and should continue to lower the "structural" rate of inflation overall.

Our best conjecture at this early point is that countries whose financial markets are closely interlinked with the U.S. financial market, such as Latin America and many East Asian economies, will witness considerable turbulence as interest rates rise in the U.S. and the relative attractiveness of those countries' financial markets declines.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
There will probably be some increase in credit quality issues in the U.S. as the process unfolds, but as long as inflation levels remain contained in the 0-3% range, interest rate increases should not derail the economic cycle, but rather extend its durability.

We have positioned our investment portfolios accordingly. While it is impossible to avoid the indirect risks associated with rising interest rates (namely lower multiples for most companies), we have maintained a relatively low exposure to businesses in the U.S. and countries outside the U.S. that have been prominent beneficiaries of ultra-low interest rates up to this point. Should valuations become sufficiently attractive, there may be some contrarian opportunities in these industries too. It will be interesting to see this process unfold.

DEVELOPMENTS IN THE CAMBIAR FUNDS

Cambiar Investors LLC (the advisor) has a long operating history in institutional and high net worth individual asset management, but is not a household name in mutual funds. Far from it. Cambiar entered into the mutual fund business in 1998 somewhat by accident, as our (then) owner, United Asset Management (UAM), encouraged Cambiar along with several other affiliates to manage institutional class mutual funds, which it would service and distribute. UAM was acquired 2 years later in 2000 by Old Mutual plc; Cambiar Investors' management team bought the firm from this new parent in 2001. Following this transaction, we found ourselves suddenly in a position of stewardship for our fund offerings that had not been initially contemplated when we entered the activity. Mutual funds do face significant fixed costs relating to servicing and distribution, and achieving reasonable critical mass is necessary for mutual funds to be economically viable. Fortunately, our fund offerings are generating broader interest today.

The majority of investors in the Cambiar Funds are likely to be newer investors, as our fund assets have more than doubled in the Cambiar Opportunity Fund (CAMOX) since our last shareholder letter, primarily through new cash flows. The Cambiar International Equity Fund (CAMIX), which employs a very similar approach to investment management but with an international focus, has also benefited from recent cash flows. Our total fund complex assets are now approximately $120 million, and though assets are small in relationship to other fund companies, the funds are generating greater market visibility. Cambiar Investors LLC and the Cambiar Funds' service providers and fund board have been working closely together in the last few months to expand distribution relationships.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
Over the long term, Cambiar management believes that the company owes much of its success and good financial performance for clients to our organizational focus. We manage just a handful of financial products: a large cap domestic equity product, represented by the Cambiar Opportunity Fund, and an international equity product, represented by the Cambiar International Equity Fund. We have one discipline -- a very research intensive relative value investment process that is heavily engrained in our organizational culture. We believe that Cambiar Investors can extend its discipline somewhat further, and plan to launch a small/mid cap mutual fund offering sometime in the next few months. But beyond these fund offerings, we do not have plans for a big "family" of funds to cover all manner of styles and investment categories. To do so would, in our view, subvert the organizational focus and culture that has been so critical to our success.

Thank you for your continued confidence in our management,


/s/Brian M. Barish


Brian M. Barish
President
Cambiar Investors LLC


                        DEFINITION OF COMPARATIVE INDICES

MORGAN STANLEY MSCIEAFE(R) INDEX is a market capitalization index that is designed to measure developed market equity performance, excluding the US& Canada. As of April 2004, the MSCIEAFE INDEX consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR
                                                                OPPORTUNITY FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment
------------- ------------------ -----------------
                  Annualized        Annualized
    1 Year          5 Year         Inception to
    Return          Return             Date
------------- ------------------ -----------------
    36.93%          10.09%            12.58%
------------- ------------------ -----------------

[Line Graph Omitted]
Plot points are as follows:

                   Cambiar Opportunity Fund                    S&P 500 Index
6/30/98*                   $10,000                                $10,000
1999                        12,345                                 11,910
2000                        15,216                                 13,117
2001                        17,595                                 11,416
2002                        17,011                                  9,974
2003                        14,576                                  8,646
2004                        19,959                                 10,625

                           PERIODS ENDED ON APRIL 30TH


* BEGINNING OF OPERATIONS.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
  MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT A FUND
 WILL MEET ITS STATED OBJECTIVES. A FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT
     TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment(1)
------------- ------------------ -----------------
                  Annualized        Annualized
    1 Year          5 Year         Inception to
    Return          Return             Date
------------- ------------------ -----------------
    51.97%          13.33%             11.41%
------------- ------------------ -----------------

[Line Graph Omitted]
Plot points are as follows:

                   Cambiar International              Morgan Stanley
                         Equity Fund                  MSCI EAFE Index
8/31/97*                   $10,000                        $10,000
1998                        11,029                         11,252
1999                        10,990                         12,320
2000                        19,099                         14,032
2001                        18,579                         11,744
2002                        17,669                         10,114
2003                        13,518                          8,469
2004                        20,544                         11,876

                           PERIODS ENDED ON APRIL 30TH

(1) RETURNS PRIOR TO SEPTEMBER 9, 2002 REPRESENT THE PERFORMANCE OF THE CAMBIAR INTERNATIONAL EQUITY TRUST, A DELAWARE BUSINESS TRUST (THE "PREDECESSOR INTERNATIONAL FUND"). THE PREDECESSOR INTERNATIONAL FUND WAS MANAGED BY THE SAME ADVISOR WHO CURRENTLY MANAGES THE FUND AND HAD IDENTICAL INVESTMENT OBJECTIVES AND STRATEGIES.

  * THE FUND'S INCEPTION DATE IS SEPTEMBER 9, 2002. THE INCEPTION OF THE PREDECESSOR INTERNATIONAL FUND IS SEPTEMBER 2, 1997. INDEX COMPARISONS BEGIN ON SEPTEMBER 30, 1997.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
  MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT A FUND
 WILL MEET ITS STATED OBJECTIVES. A FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT
     TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 91.8%
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------       ---------
AEROSPACE & DEFENSE -- 1.6%
   Raytheon ........................................      50,000    $ 1,613,000
                                                                    -----------
BANKING -- 6.7%
   Bank of America .................................      23,600      1,899,564
   ING Groep ADR ...................................     130,073      2,760,149
   US Bancorp ......................................      75,000      1,923,000
                                                                    -----------
                                                                      6,582,713
                                                                    -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.4%
   Viacom, Cl B ....................................      85,000      3,285,250
                                                                    -----------
CHEMICALS -- 2.2%
   Air Products & Chemicals ........................      42,500      2,116,925
                                                                    -----------
COMPUTER SOFTWARE -- 7.1%
   BMC Software* ...................................     175,000      3,027,500
   Microsoft .......................................     150,000      3,895,500
                                                                    -----------
                                                                      6,923,000
                                                                    -----------
ENTERTAINMENT -- 3.6%
   Carnival ........................................      30,000      1,280,100
   Walt Disney .....................................      96,000      2,210,880
                                                                    -----------
                                                                      3,490,980
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 6.0%
   Altria Group ....................................      65,000      3,599,700
   Sara Lee ........................................      45,000      1,038,600
   Smithfield Foods* ...............................      47,000      1,250,200
                                                                    -----------
                                                                      5,888,500
                                                                    -----------
HEALTH CARE -- 2.0%
   Medco Health Solutions* .........................      55,000      1,947,000
                                                                    -----------
INSURANCE -- 16.1%
   ACE .............................................      65,000      2,849,600
   Allstate ........................................      50,000      2,295,000
   Assurant* .......................................      35,000        852,600


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------       ---------
INSURANCE -- CONTINUED
   Assured Guaranty Ltd.* ..........................     125,000    $ 2,212,500
   Cigna ...........................................      44,000      2,838,440
   Conseco* ........................................      90,000      1,782,000
   St. Paul Travelers ..............................      70,000      2,846,900
                                                                    -----------
                                                                     15,677,040
                                                                    -----------
MACHINERY -- 1.5%
   Illinois Tool Works .............................      16,600      1,431,086
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 6.4%
   AmerisourceBergen ...............................      45,000      2,605,050
   Guidant .........................................      12,500        787,625
   HCA .............................................      70,000      2,844,100
                                                                    -----------
                                                                      6,236,775
                                                                    -----------
MOTORCYCLES, BICYCLES & PARTS -- 1.4%
   Harley-Davidson .................................      25,000      1,408,000
                                                                    -----------
OFFICE FURNITURE & FIXTURES -- 2.0%
   Pitney Bowes ....................................      44,000      1,925,000
                                                                    -----------
PACKAGING -- 2.6%
   Pactiv* .........................................     110,000      2,524,500
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 0.2%
   Schlumberger ....................................       3,600        210,708
                                                                    -----------
PHARMACEUTICALS -- 8.4%
   Abbott Laboratories .............................      60,000      2,641,200
   GlaxoSmithKline ADR .............................      65,000      2,730,000
   Wyeth ...........................................      75,000      2,855,250
                                                                    -----------
                                                                      8,226,450
                                                                    -----------
PROFESSIONAL SERVICES -- 1.9%
   Jacobs Engineering Group* .......................      43,600      1,818,556
                                                                    -----------
RETAIL -- 8.4%
   Brinker International* ..........................      45,000      1,730,700
   CVS .............................................      68,000      2,626,840
   Limited Brands ..................................     100,000      2,064,000
   Target ..........................................      41,000      1,778,170
                                                                    -----------
                                                                      8,199,710
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------       ---------
SEMI CONDUCTORS -- 1.1%
   Agere Systems, Cl B* ............................     474,500    $ 1,029,665
                                                                    -----------
TECHNOLOGY -- 1.9%
   eSpeed, Cl A* ...................................     105,000      1,848,000
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.6%
   Sprint-FON Group ................................      82,000      1,466,980
   Verizon Communications ..........................      80,000      3,019,200
                                                                    -----------
                                                                      4,486,180
                                                                    -----------
TOYS & GAMES -- 2.7%
   Mattel ..........................................     155,000      2,628,800
                                                                    -----------
   Total Common Stock
      (Cost $82,613,863) ...........................                 89,497,838
                                                                    -----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 9.3%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market
     Fund, 0.59% ...................................   3,891,077      3,891,077
   HighMark U.S. Government Money Market
     Fund, 0.51% ...................................   3,891,077      3,891,077
   Union Bank of California Money Market
     Fund, 0.51% ...................................   1,306,137      1,306,137
                                                                    -----------
   Total short-term investments
      (Cost $9,088,291) ............................                  9,088,291
                                                                    -----------
   Total Investments -- 101.1%
      (Cost $91,702,154) ...........................                 98,586,129
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (1.1)%
   Investment Advisory Fees Payable ................                    (43,725)
   Administration Fees Payable .....................                    (17,952)
   Trustees' Fees Payable ..........................                     (3,056)
   Other Assets and Liabilities, Net ...............                   (978,236)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                 (1,042,969)
                                                                    -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                         VALUE
                                                                       ---------
   Paid-in-capital .................................                $91,288,365
   Undistributed net investment income .............                     21,902
   Accumulated net realized loss on investments ....                   (651,082)
   Net unrealized appreciation on investments ......                  6,883,975
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ......................                $97,543,160
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) .......                  6,542,952
   Net Asset Value, Offering and Redemption
     Price Per Share ...............................                     $14.91
                                                                         ======
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 FOREIGN COMMON STOCK - 97.2%
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------       ---------
BELGIUM -- 2.9%
   Fortis ..........................................      30,000    $   653,799
                                                                    -----------
BERMUDA -- 4.1%
   ACE .............................................      14,000        613,760
   Catlin Group Ltd.* ..............................      50,000        309,450
                                                                    -----------
                                                                        923,210
                                                                    -----------
DENMARK -- 5.4%
   Carlsberg .......................................      24,500      1,209,648
                                                                    -----------
FINLAND -- 1.3%
   Sampo ...........................................      30,000        287,340
                                                                    -----------
FRANCE -- 5.3%
   Renault .........................................      10,000        746,222
   SOITEC* .........................................      85,000        458,522
                                                                    -----------
                                                                      1,204,744
                                                                    -----------
GERMANY -- 19.0%
   Celesio .........................................      18,249      1,017,453
   Depfa Bank ......................................       5,000        749,938
   Henkel KGaA .....................................      15,000      1,200,968
   MAN .............................................      15,000        550,946
   Muenchener Rueckversicherungs ...................       7,000        756,975
                                                                    -----------
                                                                      4,276,280
                                                                    -----------
IRELAND -- 7.1%
   Bank of Ireland .................................      60,000        727,162
   Independent News & Media ........................     292,894        667,103
   Waterford Wedgwood ..............................     719,880        198,480
                                                                    -----------
                                                                      1,592,745
                                                                    -----------
ITALY -- 2.5%
   Ducati Motor Holding* ...........................     360,000        562,310
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES          VALUE
                                                        --------       ---------
JAPAN -- 2.7%
   Honda Motor ADR .................................      30,000    $   604,500
                                                                    -----------
NETHERLANDS -- 16.6%
   Aegon ...........................................      45,535        589,223
   Buhrmann* .......................................      85,595        808,543
   CSM .............................................      20,000        490,289
   Heineken ........................................      10,000        421,960
   ING Groep .......................................      35,035        750,928
   Wolters Kluwer ..................................      40,000        673,698
                                                                    -----------
                                                                      3,734,641
                                                                    -----------
SOUTH KOREA -- 2.5%
   KT ADR ..........................................      30,000        555,000
                                                                    -----------
SWITZERLAND -- 12.6%
   Clariant* .......................................      45,000        570,916
   Converium Holding ...............................      16,000        836,033
   Novartis ADR ....................................      17,000        761,600
   Swatch Group ....................................       5,000        664,237
                                                                    -----------
                                                                      2,832,786
                                                                    -----------
UNITED KINGDOM -- 15.2%
   BAE Systems .....................................     152,583        567,548
   GlaxoSmithKline ADR .............................      20,000        840,000
   Invensys ........................................   1,787,500        618,124
   ITV* ............................................         102            223
   ITV Convertible Shares* .........................           9             12
   Lloyds TSB Group ................................     102,707        767,702
   Misys ...........................................     170,000        625,550
                                                                    -----------
                                                                      3,419,159
                                                                    -----------
   Total Foreign Common Stock
      (Cost $18,243,874) ...........................                 21,856,162
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 2.3%
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------       ---------
   Union Bank of California Money Market Fund, 0.51%
      (Cost $518,985) ..............................     518,985     $  518,985
                                                                     ----------
   Total Investments -- 99.5%
      (Cost $18,762,859) ...........................                 22,375,147
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Investment Advisory Fees Payable ................                    (23,555)
   Administration Fees Payable .....................                     (2,540)
   Trustees' Fees Payable ..........................                     (1,302)
   Other Assets and Liabilities, Net ...............                    148,197
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                    120,800
                                                                     ----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in-capital .................................                 19,485,649
   Accumulated net investment loss .................                    (49,216)
   Accumulated net realized loss on investments ....                   (556,889)
   Net unrealized appreciation on investments ......                  3,612,288
   Net unrealized appreciation on foreign
      currencies and translation of other
      assets and liabilities denominated
      in foreign currencies ........................                      4,115
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ......................                $22,495,947
                                                                    ===========
INSTITUTIONAL CLASS SHARES
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) .......                  1,101,371
   Net Asset Value, Offering and Redemption
     Price Per Share ...............................                     $20.43
                                                                         ======
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
LTD. LIMITED


--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2004
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (UNAUDITED)                       % OF           MARKET
                                                       NET ASSETS       VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK

Insurance                                                18.0%       $ 4,046,580
Food, Beverage & Tobacco                                  9.4          2,121,897
Chemicals                                                 7.9          1,771,884
Financial Services                                        6.6          1,500,866
Automotive                                                6.0          1,350,722
Printing & Publishing                                     6.0          1,340,801
Machinery                                                 5.0          1,118,494
Medical Products & Services                               4.5          1,017,453
Drugs                                                     3.7            840,000
Miscellaneous Manufacturing                               3.6            808,543
Petroleum Exploration                                     3.4            767,702
Wholesale                                                 3.4            761,600
Mortgage Bankers and Brokers                              3.2            727,162
Gold                                                      3.0            664,237
Computers & Services                                      2.8            625,550
Specialty Machinery                                       2.8            618,124
Motorcycles, Bicycles & Parts                             2.5            562,310
Miscellaneous Business Services                           2.4            555,000
Semi Conductors                                           2.1            458,522
Consumer Products                                         0.9            198,480
Broadcasting, Newspapers & Advertising                     --                235
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK                               97.2         21,856,162
SHORT-TERM INVESTMENT                                     2.3            518,985
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                        99.5         22,375,147
TOTAL OTHER ASSETS AND LIABILITIES, NET                   0.5            120,800
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                        100.0%       $22,495,947
--------------------------------------------------------------------------------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR FUNDS
                                                              FOR THE YEAR ENDED
                                                              APRIL 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL
                                                      OPPORTUNITY      EQUITY
                                                          FUND          FUND
                                                      ------------   -----------
INVESTMENT INCOME
Dividends ..........................................   $   895,817   $  527,573
Less: Foreign Taxes Withheld .......................       (16,236)     (57,524)
                                                       -----------   ----------
   TOTAL INVESTMENT INCOME .........................       879,581      470,049
                                                       -----------   ----------
EXPENSES
Investment Advisory Fees ...........................       481,184      192,281
Administration Fees ................................       178,632       71,366
Shareholder Servicing Fees .........................       146,947          758
Trustees' Fees .....................................         8,095        3,313
Transfer Agent Fees ................................        48,591       35,366
Legal Fees .........................................        29,259       22,714
Printing Fees ......................................        26,573       11,177
Registration & Filing Fees .........................        25,339       14,669
Audit Fees .........................................        16,502       15,843
Custodian Fees .....................................         3,631       14,398
Offering Costs .....................................            --        8,296
Other Expenses .....................................         2,925        3,592
                                                       -----------   ----------
   TOTAL EXPENSES ..................................       967,678      393,773
Less:
  Waiver of Investment Advisory Fees ...............      (309,118)     (57,842)
                                                       -----------   ----------
   NET EXPENSES ....................................       658,560      335,931
                                                       -----------   ----------
NET INVESTMENT INCOME ..............................       221,021      134,118
                                                       -----------   ----------
NET REALIZED GAIN ON INVESTMENTS ...................     2,961,344    1,727,508
NET REALIZED LOSS ON FOREIGN CURRENCY
   TRANSACTIONS ....................................            --     (111,643)
NET CHANGE IN UNREALIZED APPRECIATION ON
   INVESTMENTS .....................................     8,185,428    5,496,722
NET CHANGE IN UNREALIZED APPRECIATION ON FOREIGN
   CURRENCIES AND TRANSLATION OF OTHER ASSETS
   AND LIABILITIES DENOMINATED IN FOREIGN
   CURRENCIES ......................................          --            923
                                                       -----------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS ....................................    11,146,772    7,113,510
                                                       -----------   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........   $11,367,793   $7,247,628
                                                       ===========   ==========
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                           YEAR         YEAR
                                                           ENDED        ENDED
                                                         APRIL 30,    APRIL 30,
                                                           2004         2003
                                                        ----------   ----------
OPERATIONS:
   Net Investment Income ...........................   $   221,021  $   142,547
   Net Realized Gain (Loss) on Investments .........     2,961,344   (2,731,783)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .................     8,185,428   (3,217,680)
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .....................    11,367,793   (5,806,916)
                                                       -----------  -----------
DIVIDENDS:
   Net Investment Income ...........................      (237,630)    (104,036)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................    73,302,293   19,365,615
   In Lieu of Dividends ............................       231,998      102,203
   Redeemed ........................................   (10,743,348) (28,561,996)
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................    62,790,943   (9,094,178)
                                                       -----------  -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .......    73,921,106  (15,005,130)
NET ASSETS:
   Beginning of Period .............................    23,622,054   38,627,184
                                                       -----------  -----------
   End of Period (including undistributed net
     investment income of $21,902 and $38,511,
     respectively) .................................   $97,543,160  $23,622,054
                                                       ===========  ===========
SHARE TRANSACTIONS:
   Issued ..........................................     5,116,639    1,692,177
   In Lieu of Dividends ............................        17,967        9,419
   Redeemed ........................................      (746,957)  (2,555,330)
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS .......................     4,387,649     (853,734)
                                                       ===========  ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR     SEPTEMBER 9,
                                                          ENDED      2002* TO
                                                        APRIL 30,     APRIL 30,
                                                           2004         2003
                                                       -----------  -----------
OPERATIONS:
   Net Investment Income ...........................   $   134,118  $    94,741)
   Net Realized Gain (Loss) on Investments .........     1,727,508   (2,284,397)
   Net Realized Loss on Foreign Currency
      Transactions .................................      (111,643)     (52,052)
   Net Change in Unrealized Appreciation on
      Investments ..................................     5,496,722    1,156,920
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies .           923       (8,712)
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .....................     7,247,628   (1,093,500)
                                                       -----------  -----------
DIVIDENDS:
   Net Investment Income ...........................      (114,380)          --
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................     1,998,906   14,817,098
   Issued in Connection with Reorganization --
      Note 1 .......................................            --   10,071,862
   In Lieu of Dividends ............................       113,661           --
   Redemption Fees -- Note 2 .......................           185           --
   Redeemed ........................................      (610,201)  (9,935,312)
                                                       -----------  -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ............................     1,502,551   14,953,648
                                                       -----------  -----------
     TOTAL INCREASE IN NET ASSETS ..................     8,635,799   13,860,148
NET ASSETS:
   Beginning of Period .............................    13,860,148           --
                                                       -----------  -----------
   End of Period (including (accumulated net
     investment loss)/undistributed net
     investment income of $(49,216) and $94,741,
     respectively) .................................   $22,495,947  $13,860,148
                                                       ===========  ===========
SHARE TRANSACTIONS:
   Issued ..........................................       101,665    1,017,560
   In Lieu of Dividends ............................         5,908      741,366
   Redeemed ........................................       (31,438)    (733,690)
                                                       -----------  -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ............................        76,135    1,025,236
                                                       ===========  ===========
* COMMENCEMENT OF OPERATIONS
AMOUNTS DESIGNATED AS "--" ARE $0.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      SELECTED PER SHARE DATA & RATIOS
                                                                          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR



                                                                        YEAR ENDED APRIL 30,
                                             -------------------------------------------------------------------------
                                               2004           2003(1)           2002             2001            2000
                                             -------          -------          -------          ------          ------
Net Asset Value, Beginning
   of Period ..............................  $ 10.96          $ 12.84          $ 13.29          $14.13          $12.29
Income (Loss) from Operations:
Net Investment Income .....................     0.06(2)          0.06             0.01            0.11              --
Net Realized and Unrealized
   Gain (Loss) ............................     3.97(2)         (1.90)           (0.45)           1.93            2.78
                                             -------          -------          -------          ------          ------
Total from Operations .....................     4.03            (1.84)           (0.44)           2.04            2.78
                                             -------          -------          -------          ------          ------
Dividends and Distributions:
Net Investment Income .....................    (0.08)           (0.04)           (0.01)          (0.08)             --
Net Realized Gain .........................       --               --            (0.00)++        (2.71)          (0.87)
Return of Capital .........................       --               --            (0.00)++        (0.09)          (0.07)
                                             -------          -------          -------          ------          ------
Total Dividends and Distributions .........    (0.08)           (0.04)           (0.01)          (2.88)          (0.94)
                                             -------          -------          -------          ------          ------
Net Asset Value, End of Period ............  $ 14.91          $ 10.96          $ 12.84          $13.29          $14.13
                                             =======          =======          =======          ======          ======
TOTAL RETURN+ .............................    36.93%          (14.31)%          (3.32)%         15.63%          23.26%
                                             =======          =======          =======          ======          ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ............................  $97,543          $23,622          $38,627          $6,011          $4,075
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ....................     2.01%            2.13%            2.12%           3.91%           5.50%
Ratio of Expenses to
   Average Net Assets .....................     1.37%            1.30%            1.30%           1.30%           1.31%
Ratio of Net Investment
   Income to
   Average Net Assets .....................     0.46%            0.49%            0.06%           0.49%           0.01%
Portfolio Turnover Rate ...................       45%             118%              47%             96%             95%

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM CAMBIAR OPPORTUNITY PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CAMBIAR OPPORTUNITY PORTFOLIO. SEE
    NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.
(2) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       YEAR    SEPTEMBER 9,
                                                       ENDED      2002* TO
                                                     APRIL 30,   APRIL 30,
                                                       2004          2003
                                                      -------     --------
Net Asset Value, Beginning of Period ..............   $ 13.52     $  14.55
Income (Loss) from Operations:
Net Investment Income .............................      0.13(1)      0.09
Net Realized and Unrealized Gain (Loss) ...........      6.89(1)     (1.12)
                                                      -------     --------
Total from Operations .............................      7.02        (1.03)
                                                      -------     --------
Dividends from net investment income ..............     (0.11)          --
Redemption Fees ...................................      0.00(2)        --
                                                      -------     --------
Net Asset Value, End of Period ....................   $ 20.43     $  13.52
                                                      =======     ========
TOTAL RETURN+ .....................................     51.97%       (7.08)%***
                                                      =======     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............   $22,496     $ 13,860
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) ............................      2.05%        3.02%**
Ratio of Expenses to Average Net Assets ...........      1.75%        1.75%**
Ratio of Net Investment Income to Average
    Net Assets ....................................      0.70%        1.07%**
Portfolio Turnover Rate ...........................        76%          95%

  * COMMENCEMENT OF OPERATIONS
 ** ANNUALIZED
*** TOTAL  RETURN IS FOR THE PERIOD  INDICATED  AND HAS NOT BEEN  ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2) AMOUNT ROUNDS TO LESS THAN $.01/SHARE.
AMOUNTS DESIGNATED AS "--" ARE $0.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Cambiar Opportunity Fund and Cambiar International Equity Fund (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Cambiar Opportunity Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Cambiar Opportunity Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

On September 9, 2002, shareholders of the Cambiar International Equity Trust, a Delaware business trust, received shares of the The Advisors' Inner Circle Fund Cambiar International Equity Fund, an open-end management investment company, in a tax-free exchange for their shares of the Cambiar International Equity Trust, through a transfer of all assets to The Advisors' Inner Circle Fund Cambiar International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     SECURITY VALUATION -- Securities listed on a securities exchange and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a national market system are valued at the official closing price. Investments in money market funds are valued at their net asset value. The Cambiar International Equity Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Trust's Board of Trustees. Securities for which prices are not available, of which there are none at April 30, 2004, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Cambiar International Equity Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Cambiar International Equity Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Cambiar International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     EXPENSES -- Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Cambiar Opportunity Fund and the Cambiar International Equity Fund will distribute substantially all of their net investment income quarterly and annually, respectively. Each Fund distributes substantially all realized net capital gains, at least annually. All distributions are recorded on ex-dividend date.

     OFFERING COSTS -- Cambiar International Equity Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, were amortized over a twelve-month period from the Cambiar International Equity Fund's inception. As of April 30, 2004, these costs have been fully amortized.

     REDEMPTION FEES -- The Cambiar International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the year ended April 30, 2004, the Cambiar International Fund had $185 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION,  DISTRIBUTION,  SHAREHOLDER  SERVICING,  AND TRANSFER  AGENT
    AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $250,000 or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the year ended April 30, 2004, the Funds each paid the Administrator 0.37% of average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Cambiar Investors, LLC ("the Adviser").

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to each of the Funds at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity and the Cambiar International Equity Funds' total annual operating expenses, after the effect of interest, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.50% and 1.75% of average daily net assets, respectively. Prior to February 18, 2004, the Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity Fund's total annual operating expenses, after the effect of interest, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.30%.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

For the year ended April 30, 2004, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                 PURCHASES          SALES
                                                -----------       -----------
     Opportunity Fund .......................   $75,238,617       $20,431,047
     International Equity Fund ..............    14,298,144        13,924,354

There were no purchases or sales of long-term U.S. Government Securities for either Fund.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Accordingly, the following reclassifications have been made to/from the following accounts:


                                UNDISTRIBUTED      ACCUMULATED
                                NET INVESTMENT     NET REALIZED
                                   INCOME             GAIN
                                 -----------       -----------
Cambiar International
   Equity Fund                     $(111,643)         $111,643


The tax character of dividends and distributions paid during the last two years were as follows:


                                  ORDINARY
                                   INCOME
                                  --------
Opportunity Fund
  2004                            $237,630
  2003                             104,036

International Equity Fund
  2004                            $114,380
  2003                                  --

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
As of April 30, 2004, the components of Distributable Earnings were as follows:

                                                   CAMBIAR          CAMBIAR
                                                OPPORTUNITY       INTERNATIONAL
                                                    FUND           EQUITY FUND
                                                -----------       -------------
Undistributed Ordinary Income                    $   21,902        $   26,465
Capital Loss Carryforwards                         (516,521)         (556,890)
Post October Currency Losses                             --           (60,976)
Unrealized Appreciation                           6,749,414         3,616,403
Other Temporary Differences                              --           (14,704)
                                                 ----------        ----------
Total Distributable Earnings                     $6,254,795        $3,010,298
                                                 ==========        ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2004, the Funds had the following capital loss carryforwards:


                                                                 TOTAL CAPITAL
                         EXPIRES              EXPIRES          LOSS CARRYFORWARD
                          2012                 2011                 04/30/04
                         -------             --------          -----------------
Opportunity
  Fund                  $     --             $516,521               $516,521
International Equity
  Fund                   112,920              443,970                556,890

For the year ended April 30, 2004, the Cambiar Opportunity Fund utilized $1,104,328 of capital loss carryforwards.


Post-October losses represent losses realized on investment transactions from November 1, 2003 through April 30, 2004 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes primarily due to wash sales for the Cambiar Opportunity Fund. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2004, were as follows:

                     FEDERAL        APPRECIATED    DEPRECIATED    NET UNREALIZED
                    TAX COST        SECURITIES      SECURITIES      APPRECIATION
                   -----------      ----------     -----------     -------------
Opportunity
  Fund             $91,836,715      $9,261,753     $(2,512,339)       $6,749,414

International
  Equity Fund       18,762,859       3,976,715        (364,427)        3,612,288

8. RISKS:

At April 30, 2004, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At April 30, 2004, 65% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund and 17% of total shares outstanding were held by one record shareholder in the Cambiar International Equity Fund. These shareholders are comprised of omnibus accounts that are held on behalf of several individual shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Cambiar Opportunity Fund
Cambiar International Equity Fund

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cambiar Opportunity Fund and Cambiar International Equity Fund (two of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at April 30, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
June 14, 2004

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per sons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" per-



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                    TIME SERVED2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                        Trustee                    (Since 1993)
77 yrs. old

--------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee                    (Since 1993)
86 yrs. old





--------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee                    (Since 1993)
74 yrs. old


--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
73 yrs. old





--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------




sons of the Trust as that term is defined in the1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                          NUMBER OF
                                                          PORTFOLIOS
                                                        IN THE ADVISORS'
                                                       INNER CIRCLE FUND
               PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
                DURING PAST 5 YEARS                         MEMBER                HELD BY BOARD MEMBER3
-------------------------------------------------------------------------------------------------------------------




Vice Chairman of Ameritrust Texas N.A.,                      45               Trustee of The Arbor Funds,
1989-1992, and MTrust Corp., 1985-1989.                                       The MDL Funds, and The
                                                                              Expedition Funds.
-------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, Senior Vice                   45               Member and Treasurer, Board of
President, Treasurer (Emeritus); Financial                                    Trustees of Grove City College.
and Investment Consultant, Professor of                                       Trustee of The Arbor Fund, The
Transportation since 1984; Vice President --                                  MDL Funds, and The Expedition
Investments, Treasurer, Senior Vice President                                 Funds.
(Emeritus), 1982-1984. Director, Pennsylvania
Research Corp.
-------------------------------------------------------------------------------------------------------------------
Private investor from 1987 to present. Vice                  45               Trustee of The Arbor Funds,
President and Chief Financial Officer, Western                                The MDL Funds, and The
Company of North America (petroleum ser-                                      Expedition Funds.
vice company), 1980-1986. President of Gene
Peters and Associates (import company), 1978-
1980. President and Chief Executive Officer
of Jos Schlitz Brewing Company before 1978.
-------------------------------------------------------------------------------------------------------------------
Partner, Dechert (law firm) September                        45               Trustee of The Arbor Funds, The
1987-December 1993.                                                           MDL Funds, The Expedition Funds,
                                                                              SEI Asset Allocation Trust, SEI
                                                                              Daily Income Trust, SEI Index
                                                                              Funds, SEI Institutional International
                                                                              Trust, SEI Institutional Investments
                                                                              Trust, SEI Institutional Managed
                                                                              Trust, SEI Liquid Asset Trust, SEI
                                                                              Tax Exempt Trust, State Street
                                                                              Research Funds and Massachusetts
                                                                              Health and Education Tax-Exempt
                                                                              Trust.
-------------------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                    TIME SERVED2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
61 yrs. old





--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                     Chairman                    (Since 1991)
57 yrs. old                        of the Board
                                    of Trustees






--------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old



--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------


                                                           NUMBER OF
                                                          PORTFOLIOS
                                                       IN THE ADVISORS'
                                                       INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)                        OVERSEEN BY BOARD            OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                                MEMBER                 HELD BY BOARD MEMBER3
-------------------------------------------------------------------------------------------------------------------



Chief Executive Officer, Newfound                            45               Trustee, Navigator Securities Lending
Consultants Inc. since April 1997. General                                    Trust, since 1995. Trustee of The
Partner, Teton Partners, L.P., June 1991-                                     Arbor Funds, The MDL Funds,
December 1996; Chief Financial Officer,                                       The Expedition Funds, SEI Asset
Nobel Partners, L.P., March 1991-December                                     Allocation Trust, SEI Daily Income
1996.                                                                         Trust, SEI Index Funds, SEI
                                                                              Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI
                                                                              Liquid Asset Trust and SEI Tax
                                                                              Exempt Trust.
-------------------------------------------------------------------------------------------------------------------



Currently performs various services on behalf                45               Trustee of The Arbor Funds, Bishop
of SEI Investments for which Mr. Nesher is                                    Street Funds, The Expedition Funds,
compensated. Executive Vice President of                                      The MDL Funds, SEI Asset Allocation
SEI Investments, 1986-1994. Director and                                      Trust, SEI Daily Income Trust,
Executive Vice President of the Administrator                                 SEI Index Funds, SEI Institutional
and the Distributor, 1981-1994.                                               International Trust, SEI Institutional
                                                                              Investments  Trust, SEI Institutional
                                                                              Managed Trust, SEI Tax Exempt
                                                                              Trust, SEI Opportunity Master Fund,
                                                                              L.P., SEI Opportunity  Fund, L.P.,
                                                                              SEI Absolute Return Master Fund,
                                                                              L.P.,and SEI Absolute Return Fund,
                                                                              L.P.
-------------------------------------------------------------------------------------------------------------------
Partner, Morgan, Lewis & Bockius LLP                         45               Trustee of The Arbor Funds, The
(law firm), counsel to the Trust,                                             MDL Funds, The Expedition Funds,
SEI Investments, the Administrator and the                                    SEI Asset Allocation Trust, SEI Daily
Distributor. Director of SEI Investments                                      Income Trust, SEI Index Funds, SEI
since 1974; Secretary of SEI Investments                                      Institutional International Trust, SEI
since 1978.                                                                   Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI
                                                                              Liquid Asset Trust and SEI Tax
                                                                              Exempt Trust.
-------------------------------------------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange
Commission under the Securities Exchange Act of 1934 (i.e., "public companies")
or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS


JAMES F. VOLK, CPA                   President                   (Since 2003)
41 yrs. old



--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
35 yrs. old                      Financial Officer



--------------------------------------------------------------------------------
PETER GOLDEN                    Co-Controller and                (Since 2003)
39 yrs. old                 Co-Chief Financial Officer



--------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Vice President                 (Since 2000)
36 yrs. old                   and Assistant Secretary





--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                   Assistant                   (Since 2000)
35 yrs. old                       Vice President
                                   and Secretary



--------------------------------------------------------------------------------
1 The business  address of each officer is SEI  Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------



                                                            NUMBER OF
                                                           PORTFOLIOS
                                                        IN THE ADVISORS'
                                                        INNER CIRCLE FUND
                     PRINCIPAL OCCUPATION(S)               OVERSEEN BY     OTHER DIRECTORSHIPS
                       DURING PAST 5 YEARS                   OFFICER         HELD BY OFFICER
------------------------------------------------------------------------------------------------


Senior Operations Officer, SEI Investments,                    N/A                 N/A
Fund Accounting and Administration since
1996. From 1993 until 1996, Assistant Chief
Accountant for the U.S. Securities and Exchange
Commission's Division of Management.
------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                     N/A                 N/A
and Administration since November 1999;
Audit Manager, Ernst & Young LLP from
1991-1999.
------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                     N/A                 N/A
and Administration since June 2001. From
March 2000 to 2001, Vice President of Funds
Administration for J.P. Morgan Chase & Co.
From 1997-2000, Vice President of
Pension and Mutual Fund Accounting for
Chase Manhattan Bank.
------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of                      N/A                 N/A
SEI Investments, SEI Investments Global Funds
Services and SEI Investments Distribution Co.
since 1998. Assistant General Counsel and
Director of Arbitration, Philadelphia Stock
Exchange from 1989-1998.
------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI                  N/A                 N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate, Dechert (law firm) from 1997-1999,
Associate, Richter, Miller & Finn (law firm)
from 1994-1997.
------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI                 N/A                  N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 2000; Vice
President, Merrill Lynch & Co. Asset
Management Group from 1998-2000; Associate
at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)


CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary



--------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)
41 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
1 The business  address of each officer is SEI  Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------


                                                           NUMBER OF
                                                          PORTFOLIOS
                                                        IN THE ADVISORS'
                                                       INNER CIRCLE FUND
             PRINCIPAL OCCUPATION(S)                     OVERSEEN BY                OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                          OFFICER                    HELD BY OFFICER
--------------------------------------------------------------------------------------------------------


Vice President and Assistant Secretary of                    N/A                              N/A
SEI Investments Global Funds Services
and SEI Distribution Co. since 1999;
Associate at White and Williams LLP
from 1991-1999.
--------------------------------------------------------------------------------------------------------
Middle Office Compliance Officer at SEI                      N/A                              N/A
Investments since 2000. Supervising
Examiner at Federal Reserve Bank of
Philadelphia, 1998-2000.
--------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2004

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS: (UNAUDITED)

For the period ended April 30, 2004, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 100.00% and 54.26% for the Cambiar Opportunity Fund and the Cambiar International Equity Fund, respectively, and the percentage of dividends paid in 2004 to shareholders by the Cambiar Opportunity Fund and the Cambiar International Equity Fund that qualify for the 15% preferential rate is 100.00%.

The  Cambiar   International   Equity  Fund  expects  to  pass  through  to  its
shareholders a foreign tax credit of $57,524 at a minimum in December, 2004.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

                                THE CAMBIAR FUNDS
                                P.O. Box 219009
                              Kansas City, MO 64121
                           (toll free) 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.






CMB-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George J. Sullivan, Jr. and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PriceWaterhouseCoopers Related to the Trust

PriceWaterhouseCoopers billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $28,600             N/A               N/A             $26,000             N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A             $102,828(2)         N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 readiness assistance, and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA Patriot Act for the SEI II Funds.

(e)(1)     Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                Audit-Related Fees
                                                    N/A              N/A
                ---------------------------- ----------------- ----------------
                Tax Fees
                                                    N/A              N/A
                ---------------------------- ----------------- ----------------
                All Other Fees
                                                    N/A              N/A
                ---------------------------- ----------------- ----------------


(f)

(g) The aggregate non-audit fees and services billed by PriceWaterhouseCoopers for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(h)        Not Applicable.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund

                                      /s/James F. Volk
By (Signature and Title)*             ------------------------------------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      /s/James F. Volk
By (Signature and Title)*             ------------------------------------------
                                      James F. Volk, President

Date 6/25/04

                                      /s/Jennifer E. Sprately
By (Signature and Title)*             ------------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.